Investments (Summary of Investments) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Equity Method Investee [Member]	Dec. 31, 2013 Equity Method Investee [Member] Minimum [Member] CAD	Dec. 31, 2013 Cost-method Investments [Member] CAD
Details Of Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Cost Method Investment Ownership Percentage					19.90%
Original cost of investment	$ 1,746	$ 0			1,035
Promissory Note, Terms and Manner of Settlement			The Company received unsecured promissory notes from its equity accounted investee. The promissory notes are repayable on demand with no fixed term to maturity. Interest on the notes accrues at a rate equal to the greater of 5.5%, or the rate which is equal to bank prime plus 2.0% calculated annually, not in advance and payable on maturity. The promissory notes may be repaid, in whole or in part, at any time, subject to certain restrictions.
Promissory Note, Related Parties, Minimum Rate				5.50%
Promissory Note, Related Parties, Interest Rate Description			bank prime
Promissory Note, Related Parties, Interest Rate Spread			2.00%
Equity Method Investment, Additional Information			Effective April 1, 2013, the Company entered into an amending agreement to purchase the remaining fifty percent interest in the investee no later than February 28, 2015, subject to the Company or the seller providing notice of purchase or sale, at an amount equal to the greater of fifty percent of revenues less operating and selling, general and administration expense of the investee for the preceding 12 month period multiplied by six or C$9,000. Certain conditions can accelerate the purchase or extend the commitment beyond February 28, 2015.
Purchase Price For Remaining Ownership Percentage				9,000